OPERATING LEASES - Summary of Total Operating Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$ 1,337	$ 1,790
Right-of-use assets obtained in exchange the new lease obligations:
Operating leases	$ 1,183	$ 2,860
Weighted average remaining lease term
Operating leases	1 year 3 months 18 days	1 year 10 months 24 days
Weighted average discount rate
Operating leases	4.53%	4.38%